Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2022 (Unaudited)

Shares/$ Par		Value
Preferred Stock & Hybrid Preferred Securities§ — 79.0%
	Banking — 37.5%
$450,000	American AgCredit Corporation, 5.25% to 06/15/26 then T5Y + 4.50%, Series A, 144A****	$422,437	*(1)
	Bank of America Corporation:
$1,710,000	5.875% to 03/15/28 then 3ML + 2.931%, Series FF	1,551,825	*(1)(2)
$1,550,000	6.125% to 04/27/27 then T5Y + 3.231%, Series TT	1,529,540	*(1)(2)(3)
$300,000	6.30% to 03/10/26 then 3ML + 4.553%, Series DD	307,125	*(1)(2)
3,000	Bank of Hawaii Corporation, 4.375%, Series A	57,525	*(1)
18,800	Cadence Bank, 5.50%, Series A	425,162	*(1)(2)
	Capital One Financial Corporation:
13,085	5.00%, Series I	265,168	*(1)
$820,000	3.95% to 09/01/26 then T5Y + 3.157%, Series M	698,486	*(1)(2)
	Citigroup, Inc.:
$425,000	3.875% to 02/18/26 then T5Y + 3.417%, Series X	368,688	*(1)
$200,000	4.00% to 12/10/25 then T5Y + 3.597%, Series W	175,560	*(1)
$300,000	4.15% to 11/15/26 then T5Y + 3.00%, Series Y	254,940	*(1)
$430,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	412,657	*(1)(2)
115,370	6.875% to 11/15/23 then 3ML + 4.13%, Series K	2,926,937	*(1)(2)
74,694	7.125% to 09/30/23 then 3ML + 4.04%, Series J	1,915,154	*(1)(2)
	Citizens Financial Group, Inc.:
34,400	6.35% to 04/06/24 then 3ML + 3.642%, Series D	857,936	*(1)(2)
$900,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	826,355	*(1)(2)
	CoBank ACB:
9,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	931,500	*(1)(2)
10,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	1,016,250	*(1)(2)
$415,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	415,147	*(1)(2)(3)
$790,000	Comerica, Inc., 5.625% to 10/01/25 then T5Y + 5.291%, Series A	793,806	*(1)(2)
$250,000	Compeer Financial ACA, 4.875% to 08/15/26 then T5Y + 4.10%, Series B-1, 144A****	221,563	*(1)
32,800	ConnectOne Bancorp, Inc., 5.25% to 09/01/26 then T5Y + 4.42%, Series A	736,852	*(1)
27,000	Dime Community Bancshares, Inc., 5.50%, Series A	584,955	*(1)
	Fifth Third Bancorp:
47,720	6.00%, Series A	1,191,807	*(1)(2)
140,554	6.625% to 12/31/23 then 3ML + 3.71%, Series I	3,585,884	*(1)(2)
13,600	First Citizens BancShares, Inc., 5.375%, Series A	299,608	*(1)
	First Horizon Corporation:
14,500	6.50%, Series E	369,750	*(1)
1	FT Real Estate Securities Company, 9.50% 03/31/31, Series B, 144A****	1,305,500
750	First Horizon Bank, 3ML + 0.85%, min 3.75%, 3.75%(4), 144A****	609,656	*(1)
15,000	First Republic Bank, 4.00%, Series M	258,975	*(1)
7,700	Fulton Financial Corporation, 5.125%, Series A	161,823	*(1)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Goldman Sachs Group:
$225,000	4.95% to 02/10/25 then T5Y + 3.224%, Series R	$212,123	*(1)
$560,000	5.50% to 08/10/24 then T5Y + 3.623%, Series Q	555,268	*(1)(2)(3)
38,932	6.375% to 05/10/24 then 3ML + 3.55%, Series K	985,170	*(1)(2)
29,600	Heartland Financial USA, Inc., 7.00% to 07/15/25 then T5Y + 6.675%, Series E	772,116	*(1)
	HSBC Holdings PLC:
$800,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	1,072,492	(1)(2)(3)(5)
	Huntington Bancshares, Inc.:
$280,000	4.45% to 10/15/27 then T7Y + 4.045%, Series G	260,972	*(1)
$825,000	5.625% to 07/15/30 then T10Y + 4.945%, Series F	804,375	*(1)(2)(3)
$950,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	853,812	*(1)(2)
	JPMorgan Chase & Company:
$700,000	3.65% to 06/01/26 then T5Y + 2.85%, Series KK	608,559	*(1)(2)
$400,000	5.00% to 08/01/24 then SOFRRATE + 3.38%, Series FF	368,750	*(1)
$300,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	294,165	*(1)
$700,000	3ML + 3.47%, 6.2759%(4), Series I	696,642	*(1)(2)
$4,167,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	4,193,890	*(1)(2)(3)
	KeyCorp:
69,411	6.125% to 12/15/26 then 3ML + 3.892%, Series E	1,761,915	*(1)(2)
25,000	6.20% to 12/15/27 then T5Y + 3.132%, Series H	627,875	*(1)
	M&T Bank Corporation:
$500,000	3.50% to 09/01/26 then T5Y + 2.679%, Series I	403,051	*(1)
16,600	5.625% to 12/15/26 then 3ML + 4.02%, Series H	447,619	*(1)
$2,240,000	6.45% to 02/15/24 then 3ML + 3.61%, Series E	2,221,800	*(1)(2)(3)
14,000	Merchants Bancorp, 6.00% to 10/01/24 then 3ML + 4.569%, Series B	343,210	*(1)
	Morgan Stanley:
31,200	6.50%, Series P	815,256	*(1)
$444,000	5.30% to 03/15/23 then 3ML + 3.16%, Series N	416,133	*(1)(2)
82,600	5.85% to 04/15/27 then 3ML + 3.491%, Series K	2,060,870	*(1)(2)
148,000	6.875% to 01/15/24 then 3ML + 3.94%, Series F	3,778,440	*(1)(2)
48,267	7.125% to 10/15/23 then 3ML + 4.32%, Series E	1,244,087	*(1)(2)
162,500	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	4,012,937	*(1)(2)
46,000	Northpointe Bancshares, Inc., 8.25% to 12/30/25 then SOFRRATE + 7.99%, Series A	1,156,900	*(1)
	PNC Financial Services Group, Inc.:
$275,000	3.40% to 09/15/26 then T5Y + 2.595%, Series T	222,888	*(1)
$1,000,000	6.00% to 05/15/27 then T5Y + 3.00%, Series U	975,000	*(1)(2)(3)
$520,000	6.20% to 09/15/27 then T5Y + 3.238%, Series V	513,448	*(1)
42,548	3ML + 4.0675%, 6.8493%(4), Series P	1,076,528	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Regions Financial Corporation:
111,980	5.70% to 08/15/29 then 3ML + 3.148%, Series C	$2,623,411	*(1)(2)
$400,000	5.75% to 09/15/25 then T5Y + 5.426%, Series D	404,440	*(1)(2)
8,627	6.375% to 09/15/24 then 3ML + 3.536%, Series B	218,285	*(1)(2)
44,000	Signature Bank, 5.00%, Series A	820,160	*(1)(2)
	SVB Financial Group:
$575,000	4.00% to 05/15/26 then T5Y + 3.202%, Series C	465,827	*(1)
$275,000	4.10% to 02/15/31 then T10Y + 3.064%, Series B	207,725	*(1)
39,000	Synchrony Financial, 5.625%, Series A	783,237	*(1)(2)
63,135	Synovus Financial Corporation, 5.875% to 07/01/24 then T5Y + 4.127%, Series E	1,528,025	*(1)(2)
25,300	Texas Capital Bancshares Inc., 5.75%, Series B	558,751	*(1)(2)
	Truist Financial Corporation:
$825,000	4.95% to 12/01/25 then T5Y + 4.605%, Series P	812,542	*(1)(2)
$410,000	5.10% to 09/01/30 then T10Y + 4.349%, Series Q	390,525	*(1)
18,528	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	440,318	*(1)
17,000	Washington Federal, Inc., 4.875%, Series A	339,405	*(1)
13,515	Webster Financial Corporation, 6.50%, Series G	339,970	*(1)
	Wells Fargo & Company:
36,000	4.25%, Series DD	655,380	*(1)(2)
28,000	4.70%, Series AA	550,108	*(1)
225	7.50%, Series L	280,687	*(1)
$650,000	3.90% to 03/15/26 then T5Y + 3.453%, Series BB	574,844	*(1)(2)
56,200	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	1,358,006	*(1)(2)
$2,075,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	2,069,762	*(1)(2)(3)
34,400	6.625% to 03/15/24 then 3ML + 3.69%, Series R	872,212	*(1)(2)
33,900	WesBanco, Inc., 6.75% to 11/15/25 then T5Y + 6.557%, Series A	881,909	*(1)(2)
17,300	Western Alliance Bancorp, 4.25% to 09/30/26 then T5Y + 3.452%, Series A	379,216	*(1)
33,000	Wintrust Financial Corporation, 6.875% to 07/15/25 then T5Y + 6.507%, Series E	853,545	*(1)(2)
$1,210,000	Zions Bancorporation, 7.20% to 09/15/23 then 3ML + 4.44%, Series J	1,231,175	*(1)(2)
		78,874,327
	Financial Services — 3.3%
$419,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	399,971	(5)
$1,290,000	AerCap Holdings NV, 5.875% to 10/10/24 then T5Y + 4.535%, 10/10/79	1,170,315	**(2)(3)(5)
	Ally Financial, Inc.:
$960,000	4.70% to 05/15/26 then T5Y + 3.868%, Series B	794,978	*(1)(2)
$650,000	4.70% to 05/15/28 then T7Y + 3.481%, Series C	506,653	*(1)(2)
$550,000	American Express Company, 3.55% to 09/15/26 then T5Y + 2.854%, Series D	474,237	*(1)
10,600	Carlyle Finance LLC, 4.625% 05/15/61	195,305
$610,000	Discover Financial Services, 6.125% to 09/23/25 then T5Y + 5.783%, Series D	619,665	*(1)(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	General Motors Financial Company:
$550,000	5.70% to 09/30/30 then T5Y + 4.997%, Series C	$514,471	*(1)
$420,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	371,175	*(1)
$725,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	669,795	*(1)(2)(3)
14,000	Raymond James Financial, Inc., 6.375% to 07/01/26 then 3ML + 4.088%, Series B	355,530	*(1)
	Stifel Financial Corp.:
16,000	4.50%, Series D	289,840	*(1)
20,000	6.25%, Series B	500,836	*(1)
		6,862,771
	Insurance — 18.4%
47,000	American Equity Investment Life Holding Company, 5.95% to 12/01/24 then T5Y + 4.322%, Series A	1,095,805	*(1)(2)
$1,500,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	1,768,868	(2)(3)
9,900	Arch Capital Group, Ltd., 5.45%, Series F	227,354	**(1)(5)
12,894	Assurant, Inc., 5.25% 01/15/61	278,188
	Athene Holding Ltd.:
20,000	4.875%, Series D	379,900	**(1)(5)
83,000	6.35% to 06/30/29 then 3ML + 4.253%, Series A	2,038,895	**(1)(2)(5)
22,000	6.375% to 09/30/25 then T5Y + 5.97%, Series C	561,110	**(1)(2)(5)
$1,453,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	1,632,794	**(1)(2)(3)(5)
15,962	Axis Capital Holdings Ltd., 5.50%, Series E	350,765	**(1)(2)(5)
$610,000	AXIS Specialty Finance LLC, 4.90% to 01/15/30 then T5Y + 3.186%, 01/15/40	524,335	(2)(5)
	Chubb Ltd.:
$1,127,000	Ace Capital Trust II, 9.70% 04/01/30	1,436,685	(2)(3)
11,200	CNO Financial Group, Inc., 5.125% 11/25/60	212,744
129,700	Delphi Financial Group, 3ML + 3.19%, 6.0951%(4), 05/15/37	2,853,400	(2)(3)
	Enstar Group Ltd.:
42,000	7.00% to 09/01/28 then 3ML + 4.015%, Series D	1,014,405	**(1)(2)(5)
$490,000	Enstar Finance LLC, 5.50% to 01/15/27 then T5Y + 4.006%, 01/15/42	418,889	(5)
$400,000	Enstar Finance LLC, 5.75% to 09/01/25 then T5Y + 5.468%, 09/01/40	372,973	(5)
$110,000	Equitable Holdings, Inc., 4.95% to 12/15/25 then T5Y + 4.736%, Series B	107,188	*(1)
$1,031,000	Everest Reinsurance Holdings, 3ML + 2.385%, 5.2901%(4), 05/15/37	844,909	(2)(3)
$1,090,000	Global Atlantic Fin Company, 4.70% to 10/15/26 then T5Y + 3.796%, 10/15/51, 144A****	902,437	(2)(3)
$700,000	Kuvare US Holdings, Inc., 7.00% to 05/01/26 then T5Y + 6.541%, 02/17/51, Series A, 144A****	708,750	*
	Liberty Mutual Group:
$3,054,000	7.80% 03/15/37, 144A****	3,528,480	(2)(3)
$640,000	4.125% to 12/15/26 then T5Y + 3.315%, 12/15/51, 144A****	534,360	(2)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	MetLife, Inc.:
$3,350,000	9.25% 04/08/38, 144A****	$4,008,432	(2)(3)
$2,704,000	10.75% 08/01/39	3,680,230	(2)(3)
$350,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	386,689	(2)
$725,000	Prudential Financial, Inc., 6.00% to 09/01/32 then T5Y + 3.234%, 09/01/52	718,947
	RenaissanceRe Holdings Ltd.:
23,000	4.20%, Series G	402,845	**(1)(2)(5)
7,926	5.75%, Series F	183,156	**(1)(5)
	SBL Holdings, Inc.:
$1,025,000	6.50% to 11/13/26 then T5Y + 5.62%, Series B, 144A****	804,625	*(1)(2)
$910,000	7.00% to 05/13/25 then T5Y + 5.58%, Series A, 144A****	760,988	*(1)(2)
	Unum Group:
$4,944,000	Provident Financing Trust I, 7.405% 03/15/38	5,347,722	(2)
23,000	Voya Financial, Inc., 5.35% to 09/15/29 then T5Y + 3.21%, Series B	549,527	*(1)
		38,636,395
	Utilities — 8.5%
	Algonquin Power & Utilities Corporation:
$900,000	4.75% to 04/18/27 then T5Y + 3.249%, 01/18/82	780,673	(2)(5)
36,930	6.20% to 07/01/24 then 3ML + 4.01%, 07/01/79, Series 2019-A	880,873	(2)(5)
$200,000	American Electric Power Company, Inc., 3.875% to 02/15/27 then T5Y + 2.675%, 02/15/62	170,495
$620,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	577,223	*(1)(2)
	Commonwealth Edison:
$2,512,000	COMED Financing III, 6.35% 03/15/33	2,646,314	(2)(3)
$515,000	Dominion Energy, Inc., 4.35% to 04/15/27 then T5Y + 3.195%, Series C	469,058	*(1)
	Edison International:
$1,245,000	5.00% to 03/15/27 then T5Y + 3.901%, Series B	1,071,104	*(1)(2)(3)
$385,000	5.375% to 03/15/26 then T5Y + 4.698%, Series A	345,537	*(1)
$2,030,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	2,057,770	(2)(3)(5)
24,000	Indianapolis Power & Light Company, 5.65%	2,403,987	*(1)(2)
	NextEra Energy:
$293,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 3.9539%(4), 06/15/67, Series C	242,980	(2)(3)
	NiSource, Inc.:
$300,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A	280,500	*(1)
28,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	710,710	*(1)(2)
	PECO Energy:
$1,500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	1,623,077	(2)(3)
	Sempra Energy:
$950,000	4.125% to 04/01/27 then T5Y + 2.868%, 04/01/52	802,698	(2)(3)
$950,000	4.875% to 10/15/25 then T5Y + 4.55%, Series C	920,044	*(1)(2)(3)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Southern California Edison:
$580,000	3ML + 4.199%, 6.9813%(4), Series E	$551,000	*(1)(2)
121	SCE Trust II, 5.10%, Series G	2,486	*(1)
31,470	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	706,744	*(1)(2)
$625,000	Southern Company, 3.75% to 09/15/26 then T5Y + 2.915%, 09/15/51, Series 2021-A	542,188	(2)(3)
$130,000	Vistra Corporation, 7.00% to 12/15/26 then T5Y + 5.74%, Series B, 144A****	120,089	*(1)
		17,905,550
	Energy — 6.5%
	DCP Midstream LP:
$1,060,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	1,057,350	(1)(2)(3)
3,800	7.875% to 06/15/23 then 3ML + 4.919%, Series B	95,047	(1)
	Enbridge, Inc.:
$275,000	5.75% to 07/15/30 then T5Y + 5.314%, 07/15/80, Series 2020-A	258,960	(5)
$1,030,000	6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77, Series 2016-A	982,134	(2)(3)(5)
	Energy Transfer LP:
$915,000	7.125% to 05/15/30 then T5Y + 5.306%, Series G	835,179	(1)(2)
72,808	7.375% to 05/15/23 then 3ML + 4.53%, Series C	1,599,228	(1)(2)
144,300	7.60% to 05/15/24 then 3ML + 5.161%, Series E	3,414,859	(1)(2)(3)
1,400	7.625% to 08/15/23 then 3ML + 4.738%, Series D	30,891	(1)
$500,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	433,539	(2)(3)
$1,480,000	MPLX LP, 6.875% to 02/15/23 then 3ML + 4.652%, Series B	1,435,136	(1)(2)(3)
31,500	NuStar Logistics LP, 3ML + 6.734%, 9.246%(4), 01/15/43	781,200	(2)
	Transcanada Pipelines, Ltd.:
$1,550,000	5.50% to 09/15/29 then SOFRRATE + 4.4156%, 09/15/79	1,431,603	(2)(5)
$1,343,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	1,321,061	(2)(3)(5)
		13,676,187
	Communication — 1.1%
$670,000	British Telecommunications PLC, 4.875% to 11/23/31 then T5Y + 3.493%, 11/23/81, 144A****	570,444	(2)(5)
$1,270,000	Paramount Global, 6.375% to 03/30/27 then T5Y + 3.999%, 03/30/62	1,170,492	(2)(3)
$650,000	Vodafone Group PLC, 7.00% to 04/04/29 then SW5 + 4.873%, 04/04/79	672,380	(2)(3)(5)
		2,413,316
	Real Estate Investment Trust (REIT) — 1.7%
3,110	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	75,184	(1)
	Arbor Realty Trust, Inc.:
9,389	6.375%, Series D	194,211	(1)
49,731	6.25% to 10/30/26 then SOFRRATE + 5.44%, Series F	1,046,838	(1)
61,284	KKR Real Estate Finance Trust, Inc., 6.50%, Series A	1,344,614	(1)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
21,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFRRATE + 6.13%, Series F	$451,500	(1)
20,500	TPG RE Finance Trust, Inc., 6.25%, Series C	385,298	(1)
		3,497,645
	Miscellaneous Industries — 2.0%
$300,000	Apollo Management Holdings LP, 4.95% to 12/17/24 then T5Y + 3.266%, 01/14/50, 144A****	264,750
	Land O’ Lakes, Inc.:
$240,000	7.25%, Series B, 144A****	231,217	*(1)
$3,630,000	8.00%, Series A, 144A****	3,660,057	*(1)(2)
		4,156,024
	Total Preferred Stock & Hybrid Preferred Securities (Cost $171,679,783)	166,022,215

Contingent Capital Securities† — 17.2%
	Banking — 15.0%
	Banco Bilbao Vizcaya Argentaria SA:
$2,200,000	6.125% to 11/16/27 then SW5 + 3.87%	1,888,050	**(1)(2)(3)(5)
$600,000	6.50% to 03/05/25 then T5Y + 5.192%, Series 9	563,352	**(1)(2)(5)
	Banco Mercantil del Norte SA:
$550,000	6.625% to 01/24/32 then T10Y + 5.034%, 144A****	468,875	**(1)(5)
$420,000	7.50% to 06/27/29 then T10Y + 5.47%, 144A****	382,757	**(1)(5)
$490,000	7.625% to 01/10/28 then T10Y + 5.353%, 144A****	461,739	**(1)(5)
$4,200,000	Banco Santander SA, 4.75% to 05/12/27 then T5Y + 3.753%, 144A****	3,357,900	**(1)(2)(3)(5)
	Barclays Bank PLC:
$325,000	4.375% to 09/15/28 then T5Y + 3.41%	244,642	**(1)(5)
$1,480,000	6.125% to 06/15/26 then T5Y + 5.867%	1,368,926	**(1)(2)(3)(5)
$555,000	7.75% to 09/15/23 then SW5 + 4.842%	543,811	**(1)(2)(5)
$1,475,000	8.00% to 06/15/24 then T5Y + 5.672%	1,453,392	**(1)(2)(5)
$330,000	8.00% to 09/15/29 then T5Y + 5.431%	320,100	**(1)(5)
$480,000	BBVA Bancomer SA, 5.875% to 09/13/29 then T5Y + 4.308%, 09/13/34, 144A****	440,990	(2)(3)(5)
	BNP Paribas:
$325,000	4.625% to 02/25/31 then T5Y + 3.34%, 144A****	239,688	**(1)(5)
$380,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	361,116	**(1)(2)(5)
$4,661,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	4,689,443	**(1)(2)(5)
$660,000	7.75% to 08/16/29 then T5Y + 4.899%, 144A****	661,023	**(1)(5)
	Credit Agricole SA:
$330,000	4.75% to 09/23/29 then T5Y + 3.237%, 144A****	259,192	**(1)(5)
$270,000	7.875% to 01/23/24 then SW5 + 4.898%, 144A****	269,480	**(1)(5)

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Credit Suisse Group AG:
$200,000	5.10% to 01/24/30 then T5Y + 3.293%, 144A****	$136,747	**(1)(5)
$1,000,000	6.375% to 08/21/26 then T5Y + 4.828%, 144A****	784,499	**(1)(2)(5)
$700,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	577,775	**(1)(2)(5)
$800,000	7.50% to 07/17/23 then SW5 + 4.601%, 144A****	706,823	**(1)(2)(5)
	HSBC Holdings PLC:
$325,000	6.00% to 05/22/27 then ISDA5 + 3.746%	299,375	**(1)(5)
$3,430,000	6.50% to 03/23/28 then ISDA5 + 3.606%	3,195,374	**(1)(2)(3)(5)
$525,000	ING Groep NV, 3.875% to 11/16/27 then T5Y + 2.862%	391,193	**(1)(5)
$200,000	Lloyds Banking Group PLC, 7.50% to 09/27/25 then SW5 + 4.496%	194,388	**(1)(5)
$500,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	462,431	**(1)(5)
$275,000	NatWest Group PLC, 4.60% to 12/28/31 then T5Y + 3.10%	206,863	**(1)(5)
	Societe Generale SA:
$700,000	4.75% to 05/26/26 then T5Y + 3.931%, 144A****	581,878	**(1)(2)(5)
$700,000	5.375% to 11/18/30 then T5Y + 4.514%, 144A****	568,750	**(1)(2)(5)
$300,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	270,379	**(1)(5)
	Standard Chartered PLC:
$300,000	4.75% to 07/14/31 then T5Y + 3.805%, 144A****	228,938	**(1)(5)
$2,500,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	2,510,135	**(1)(2)(3)(5)
$1,650,000	7.75% to 02/15/28 then T5Y + 4.976%, 144A****	1,605,285	**(1)(5)
	UBS Group AG:
$475,000	4.375% to 02/10/31 then T5Y + 3.313%, 144A****	358,849	**(1)(5)
$580,000	4.875% to 02/12/27 then T5Y + 3.404%, 144A****	501,405	**(1)(5)
		31,555,563
	Financial Services — 0.2%
$400,000	Deutsche Bank AG, 6.00% to 04/30/26 then T5Y + 4.524%	327,800	**(1)(5)
		327,800
	Insurance — 2.0%
	QBE Insurance Group Ltd.:
$475,000	5.875% to 05/12/25 then T5Y + 5.513%, 144A****	462,515	**(1)(2)(5)
$3,634,000	7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	3,711,223	(2)(3)(5)
		4,173,738
	Total Contingent Capital Securities (Cost $39,610,903)	36,057,101

Corporate Debt Securities§ — 2.4%
	Banking — 0.2%
17,100	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	447,869	(2)
		447,869
	Insurance — 1.2%
$1,850,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,214,200	(2)(3)
$340,000	Universal Insurance Holdings, Inc., 5.625% 11/30/26	304,391
		2,518,591

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2022 (Unaudited)

Shares/$ Par		Value
	Energy — 0.5%
$904,000	Energy Transfer LP, 8.25% 11/15/29	$1,048,448	(2)(3)
		1,048,448
	Communication — 0.5%
	Qwest Corporation:
19,728	6.50% 09/01/56	450,292
24,920	6.75% 06/15/57	586,711
		1,037,003
	Total Corporate Debt Securities (Cost $4,516,120)	5,051,911

Money Market Fund — 0.4%
	BlackRock Liquidity Funds:
911,451	T-Fund, Institutional Class	911,451

	Total Money Market Fund (Cost $911,451)	911,451

Total Investments (Cost $216,718,257***)	99.0%	208,042,678
Other Assets and Liabilities, excluding Loan Payable (net)	1.0%	2,045,058
Total Managed Assets	100.0%‡	$210,087,736
Loan Principal Balance		(80,600,000)
Total Net Assets Available To Common Stock		$129,487,736

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2022, these securities amounted to $51,782,663 or 24.6% of total managed assets.

(1)Perpetual security with no stated maturity date.

(2)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $165,463,334 at August 31, 2022.

(3)All or a portion of this security has been rehypothecated. The total value of such securities was $75,613,776 at August 31, 2022.

(4)Represents the rate in effect as of the reporting date.

(5)Foreign Issuer.

†A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SOFRRATE—Secured Overnight Funding Rate, Federal Reserve Bank of New York

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T7Y—Federal Reserve H.15 7-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights(1)

For the period December 1, 2021 through August 31, 2022 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.05
INVESTMENT OPERATIONS:
Net investment income	0.58
Net realized and unrealized gain/(loss) on investments	(2.12)
Total from investment operations	(1.54)
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.61)
Total distributions to Common Stock Shareholders	(0.61)
Net asset value, end of period	$9.90
Market value, end of period	$9.61
Common Stock shares outstanding, end of period	13,077,326
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.07	%*
Operating expenses including interest expense	2.27	%*
Operating expenses excluding interest expense	1.35	%*
SUPPLEMENTAL DATA:††
Portfolio turnover rate	6	%**
Total managed assets, end of period (in 000’s)	$210,088
Ratio of operating expenses including interest expense to average total managed assets	1.45	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.86	%*

(1)These tables summarize the nine months ended August 31, 2022 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2021.

*Annualized.

**Not annualized.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

Financial Highlights (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2021	$0.0870	$12.21	$12.75	$12.21
January 31, 2022	0.0670	11.78	11.70	11.78
February 28, 2022	0.0670	11.30	10.88	10.98
March 31, 2022	0.0670	11.11	11.50	11.11
April 29, 2022	0.0670	10.51	10.36	10.15
May 31, 2022	0.0655	10.32	9.93	10.11
June 30, 2022	0.0655	9.71	9.52	9.44
July 29, 2022	0.0655	10.25	10.15	10.23
August 31, 2022	0.0600	9.90	9.61	9.61

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2022, the aggregate cost of securities for federal income tax purposes was $218,111,667, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,642,419 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,711,408.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:

	Total Value at August 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$78,874,327	$46,317,670	$32,556,657	$—
Financial Services	6,862,771	1,341,511	5,521,260	—
Insurance	38,636,395	8,013,641	30,622,754	—
Utilities	17,905,550	2,300,813	15,604,737	—
Energy	13,676,187	6,978,575	6,697,612	—
Communication	2,413,316	672,380	1,740,936	—
Real Estate Investment Trust (REIT)	3,497,645	3,046,145	451,500	—
Miscellaneous Industries	4,156,024	—	4,156,024	—
Contingent Capital Securities
Banking	31,555,563	—	31,555,563	—
Financial Services	327,800	—	327,800	—
Insurance	4,173,738	—	4,173,738	—
Corporate Debt Securities
Banking	447,869	447,869	—	—
Insurance	2,518,591	—	2,518,591	—
Energy	1,048,448	—	1,048,448	—
Communication	1,037,003	1,037,003	—	—
Money Market Fund	911,451	911,451	—	—
Total Investments	$208,042,678	$71,067,058	$136,975,620	$—

During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.